Segment and geographic information - Narrative (Details) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Sep. 30, 2021 segment	Dec. 31, 2021 USD ($) source	Dec. 31, 2020 USD ($)
Segment Reporting [Abstract]
Number of geographical divisions (in segments) | segment	3	4
Number of revenue sources | source			2
Property and equipment | $	$ 743,533		$ 743,533	$ 796,532